                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [  ] ;  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC
          ----------------------------
Address:  111 Huntington Avenue
          ----------------------------
          Boston, Massachusetts 02199
          ----------------------------

Form 13F File Number:  028-11314
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan S. Lavine
        -------------------
Title:  Manager
        -------------------
Phone:  (617) 516-2000
        -------------------

Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine           Boston, MA                  8/14/09
----------------------- ---------------------------    -------------------
     [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-
      ------------------------
      [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           17
                                         -----------
Form 13F Information Table Value Total:  $   135,113
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number    Name

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 06/30/09

             Column 1                  Column 2    Column 3  Column 4  Column 5  Column 6  Column 7     Column 8

                                                                        Value   Investment  Other   Voting Authority
          Name of Issuer            Title of Class  Cusip     Shares   (x$1000) Discretion Managers Sole Shared None
          --------------            -------------- --------- --------- -------- ---------- -------- ---- ------ ----
AK STL HLDG CORP                    COM            001547108 1,100,000 $21,109    (OTHER)            X
ANNALY CAP MGMT INC                 COM            035710409   502,400 $ 7,606    (OTHER)            X
ARMSTRONG WORLD INDS INC NEW        COM            04247X102   144,234 $ 2,378    (OTHER)            X
ATLAS AIR WORLDWIDE HLDGS IN        COM NEW        049164205    31,486 $   730    (OTHER)            X
DDI CORP                            COM 0.0001 NEW 233162502 1,754,062 $ 7,946    (OTHER)            X
JARDEN CORP                         COM            471109108   575,000 $10,781    (OTHER)            X
LAMAR ADVERTISING CO                CL A           512815101   150,000 $ 2,291    (OTHER)            X
NRG ENERGY INC                      COM NEW        629377508   663,000 $17,211    (OTHER)            X
OSHKOSH CORP                        COM            688239201   496,000 $ 7,212    (OTHER)            X
PROSHARES TR II                     Common         74347W882   215,500 $ 4,273    (OTHER)            X
QUALITY DISTR INC FLA               COM            74756M102    15,753 $    32    (OTHER)            X
ROGERS COMMUNICATIONS INC           CL B           775109200    31,876 $   821    (OTHER)            X
SMTC CORP                           COM NEW        832682207    77,160 $    67    (OTHER)            X
SOLARWINDS INC                      COM            83416B109 2,335,126 $30,805    (OTHER)            X
UNITED STATES STL CORP NEW          COM            912909108   495,000 $17,691    (OTHER)            X
VALASSIS COMMUNICATIONS INC         COM            918866104   513,000 $ 3,134    (OTHER)            X
VONAGE HLDGS CORP                   COM            92886T201 2,695,824 $ 1,024    (OTHER)            X